Profit for the Year - Summary of Profit for the Year (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022		Apr. 30, 2021
Disclosure of profit for the year [line items]
Staff costs	$ 9,868	$ 9,293	[1]	$ 6,193	[1]
Share of losses of joint ventures (including in other expenses)	401	0	[1]	0	[1]
Depreciation and amortization	1,988	846		631
Salaries, allowances and other benefits [member]
Disclosure of profit for the year [line items]
Directors' emoluments	1,125	509		570
Staff costs	8,610	8,616		5,456
Retirement benefit scheme contributions [member]
Disclosure of profit for the year [line items]
Directors' emoluments	9	8		9
Staff costs	$ 124	$ 160		$ 158

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.